Deposits, Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Deposits, Prepayments and Other Current Assets
Deposits, Prepayments and Other Current Assets	$ 320	$ 324